Lease Arrangements	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Lease Arrangements

13. Lease Arrangements

The Company has a significant population of leases that primarily includes provider facilities and pharmacy locations, as well as office space and office equipment. The Company has real estate and equipment leases that have expiration dates through 2036. Real estate and office space leases generally contain renewal options for periods ranging from 3 to 10 years. Because the Company is not reasonably certain to exercise the renewal options on most office space and leases utilized within our Provider Services segment, the options are not considered in determining the lease term and associated potential option payments are excluded from the lease payments. Generally, for leases utilized within our Pharmacy Solutions segment, the initial lease term is equivalent to the first term plus one renewal option.

Lease expense consists of operating and finance lease costs, short-term lease costs, and variable lease costs, which primarily include common area maintenance, real estate taxes, and insurance for the Company’s real estate leases.

Lease expense is summarized as follows (in thousands):

	For the Years Ended December 31,
	2024	2023	2022
Finance leases:
Amortization of right-of-use assets	$4,293	$3,356	$3,210
Interest on lease liabilities	2,443	2,254	1,811
Operating leases:
Operating lease cost	55,110	52,226	50,142
Short-term lease cost	4,952	5,069	21,387
Variable lease cost	8,344	8,179	6,982
Total lease costs	$75,142	$71,084	$83,532

Future minimum lease payments of our leases as of December 31, 2024 are as follows (in thousands):

Fiscal Year	Finance Lease Costs	Operating Lease Costs
2025	$3,887	$49,618
2026	3,071	44,588
2027	2,305	36,137
2028	1,244	27,109
2029	513	18,087
Thereafter	174	25,786
Total future minimum lease payments	$11,194	$201,325
Less: imputed interest	1,201	32,948
Total present value of lease liabilities	$9,993	$168,377

Supplemental Cash Flow & Other Information

Supplemental cash flow information related to leases are summarized as follows (dollars in thousands):

	For the Years Ended December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$(2,443)	$(2,254)	$(1,811)
Financing cash flows from finance leases	(4,220)	(4,082)	(2,996)
Operating cash flows from operating leases	(55,269)	(51,621)	(49,027)
Right-of-use assets obtained in exchange for new finance lease liabilities	3,171	3,726	4,365
Right-of-use assets obtained in exchange for new operating lease liabilities	38,718	35,555	37,636
Weighted-average remaining lease term (in years):
Finance leases	3.07	3.06	3.22
Operating leases	4.93	5.49	5.85
Weighted-average discount rate:
Finance leases	6.68%	7.21%	6.47%
Operating leases	6.83%	7.14%	6.47%